Revenue from contracts with customers - Summary of Revenue From Contracts With Customers (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 48,187	₨ 48,412	₨ 43,144
Power [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,673	47,759	42,969
Management Shared Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14	15	27
Engineering Procurement and Construction Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	434	543	82
Operation and Maintenance Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37	16
Consultancy Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26
Sale of Renewable Energy Certificates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 3	₨ 79	₨ 66